UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21309
Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2015 – July 31, 2015

Item 1.  Schedule of Investments.
Attached hereto.

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 13.6%
Consumer, Non-cyclical - 5.1%
Allergan plc	10,281	$11,433,809
Cigna Corp.1	29,971	4,317,622
Gilead Sciences, Inc.	18,200	2,145,052
Mylan N.V.*,1	28,600	1,601,314
Perrigo Company plc	7,400	1,422,280
Biogen, Inc.*	4,400	1,402,632
Total Consumer, Non-cyclical		22,322,709
Consumer, Cyclical - 3.9%
General Motors Co.1	141,964	4,473,286
Wal-Mart Stores, Inc.1	46,000	3,311,080
MGM Resorts International*,1	110,200	2,162,124
Bayerische Motoren Werke AG	18,666	1,882,892
Diamond Resorts International, Inc.*	52,600	1,648,484
Faurecia	42,040	1,624,051
American Airlines Group, Inc.2	39,400	1,579,940
Total Consumer, Cyclical		16,681,857
Technology - 2.0%
Xilinx, Inc.1	65,146	2,719,845
Intel Corp.1	66,000	1,910,700
Atmel Corp.1	210,000	1,738,800
QUALCOMM, Inc.1	26,250	1,690,238
Synchronoss Technologies, Inc.*,1	12,570	600,846
Total Technology		8,660,429
Financial - 1.1%
ING Groep N.V.	134,005	2,293,379
Citigroup, Inc.	31,700	1,853,182
NorthStar Realty Finance Corp. REIT1	34,100	545,600
Total Financial		4,692,161
Basic Materials - 0.7%
BASF SE	35,357	3,068,492
Industrial - 0.6%
Deutsche Post AG	80,000	2,432,438
Energy - 0.2%
Royal Dutch Shell plc — Class B ADR1	14,950	869,343
Total Common Stocks
(Cost $59,649,680)		58,727,429
CONVERTIBLE PREFERRED STOCKS† - 14.9%
Consumer, Non-cyclical - 4.1%
Anthem, Inc.
5.25% due 05/01/181	156,538	8,024,138
Tyson Foods, Inc.
4.75% due 07/15/17	140,602	7,585,478
Kindred Healthcare, Inc.
7.50% due 12/01/17	1,662	1,729,588
Total Consumer, Non-cyclical		17,339,204
Financial - 3.8%
Wells Fargo & Co.
7.50%1,3	5,032	5,998,698
American Tower Corp.
5.50% due 02/15/181	26,592	2,698,290
5.25% due 05/15/17	26,000	2,692,300
KeyCorp
7.75%1,3	18,000	2,387,250
Alexandria Real Estate Equities, Inc.

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 14.9% (continued)
Financial - 3.8% (continued)
7.00%1,3	50,000	$1,405,000
Weyerhaeuser Co.
6.38% due 07/01/161	17,958	922,682
Total Financial		16,104,220
Communications - 3.6%
Frontier Communications Corp.
11.13% due 06/29/181	138,627	13,550,789
T-Mobile US, Inc.
5.50% due 12/15/17	30,036	2,146,072
Total Communications		15,696,861
Utilities - 1.3%
Dominion Resources, Inc.
6.38% due 07/01/171	55,950	2,824,356
Exelon Corp.
6.50% due 06/01/171	33,700	1,583,563
NextEra Energy, Inc.
5.80% due 09/01/16	23,300	1,350,934
Total Utilities		5,758,853
Energy - 1.0%
Southwestern Energy Co.
6.25% due 01/15/181	99,134	4,262,762
Industrial - 0.7%
Stanley Black & Decker, Inc.
4.75% due 11/17/151	21,820	3,149,935
Basic Materials - 0.4%
Alcoa, Inc.
5.38% due 10/01/171	51,526	1,859,058
Total Convertible Preferred Stocks
(Cost $65,189,868)		64,170,893

	Shares	Value
SHORT TERM INVESTMENTS† - 4.6%
Goldman Sachs Financial Prime Obligations – Administration Share Class4	19,727,156	19,727,156
Total Short Term Investments
(Cost $19,727,156)		19,727,156

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.8%
Technology - 18.6%
ON Semiconductor Corp.
1.00% due 12/01/201,5	6,007,000	5,830,544
2.63% due 12/15/261	998,000	1,177,640
Intel Corp.
3.25% due 08/01/391	2,847,000	4,144,179
3.48% due 12/15/351	2,182,000	2,573,396
SanDisk Corp.
0.50% due 10/15/201	4,412,000	4,428,545
1.50% due 08/15/17	1,219,000	1,619,746
Micron Technology, Inc.
3.00% due 11/15/431	6,407,000	5,998,554
Microchip Technology, Inc.
1.63% due 02/15/251,5	6,334,000	5,985,630
Lam Research Corp.
1.25% due 05/15/181	2,056,000	2,815,435
0.50% due 05/15/161	1,792,000	2,271,360

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.8% (continued)
Technology - 18.6% (continued)
Synchronoss Technologies, Inc.
0.75% due 08/15/191	$4,247,000	$4,929,174
Verint Systems, Inc.
1.50% due 06/01/211	3,951,000	4,402,897
Cornerstone OnDemand, Inc.
1.50% due 07/01/181	3,916,000	3,974,740
Proofpoint, Inc.
0.75% due 06/15/201,5	3,628,000	3,965,858
ServiceNow, Inc.
0.00% due 11/01/181,6	3,123,000	3,870,568
Red Hat, Inc.
0.25% due 10/01/191,5	2,718,000	3,421,282
salesforce.com, Inc.
0.25% due 04/01/181	2,241,000	2,826,461
Kingsoft Corp. Ltd.
1.25% due 04/11/19	21,000,000 HKD	2,576,816
Akamai Technologies, Inc.
0.00% due 02/15/191,6	2,285,000	2,489,234
NVIDIA Corp.
1.00% due 12/01/181	1,990,000	2,288,500
PROS Holdings, Inc.
2.00% due 12/01/195	1,966,000	1,931,595
Interactive Intelligence Group, Inc.
1.25% due 06/01/205	1,891,000	1,757,448
Xilinx, Inc.
2.63% due 06/15/171	1,092,000	1,609,335
Bottomline Technologies de, Inc.
1.50% due 12/01/17	1,336,000	1,474,610
Allscripts Healthcare Solutions, Inc.
1.25% due 07/01/201	888,000	941,280
Envestnet, Inc.
1.75% due 12/15/19	607,000	618,381
Total Technology		79,923,208
Consumer, Non-cyclical - 17.3%
Hologic, Inc.
0.00% due 12/15/431,7,8	3,000,000	3,765,000
2.00% due 03/01/421,7,9	2,081,000	2,932,909
Brookdale Senior Living, Inc.
2.75% due 06/15/181	3,866,000	4,885,658
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/201	2,845,000	4,799,158
HealthSouth Corp.
2.00% due 12/01/431	3,494,000	4,428,645
Isis Pharmaceuticals, Inc.
1.00% due 11/15/211,5	3,682,000	3,916,727
Gilead Sciences, Inc.
1.63% due 05/01/161	710,000	3,690,229
Molina Healthcare, Inc.
1.63% due 08/15/44	2,624,000	3,640,800
Omnicare, Inc.
3.25% due 12/15/351	2,500,000	3,150,000
NuVasive, Inc.
2.75% due 07/01/171	2,001,000	2,812,656

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.8% (continued)
Consumer, Non-cyclical - 17.3% (continued)
Jazz Investments I Ltd.
1.88% due 08/15/211,5	$2,148,000	$2,620,560
Illumina, Inc.
0.50% due 06/15/211	2,119,000	2,602,397
Array BioPharma, Inc.
3.00% due 06/01/201	2,334,000	2,592,199
Depomed, Inc.
2.50% due 09/01/211	1,383,000	2,418,521
Incyte Corp.
0.38% due 11/15/181	1,151,000	2,365,305
Euronet Worldwide, Inc.
1.50% due 10/01/441,5	2,010,000	2,360,494
Huron Consulting Group, Inc.
1.25% due 10/01/195	2,122,000	2,356,746
Wright Medical Group, Inc.
2.00% due 02/15/205	2,213,000	2,349,929
Medicines Co.
1.38% due 06/01/17	1,500,000	1,875,938
Emergent BioSolutions, Inc.
2.88% due 01/15/21	1,505,000	1,856,794
Live Nation Entertainment, Inc.
2.50% due 05/15/191	1,545,000	1,656,047
J Sainsbury plc
1.25% due 11/21/19	1,000,000 GBP	1,648,279
Pernix Therapeutics Holdings, Inc.
4.25% due 04/01/211,5	1,774,000	1,528,967
Spectranetics Corp.
2.63% due 06/01/341	1,667,000	1,484,672
Macquarie Infrastructure Company LLC
2.88% due 07/15/191	1,237,000	1,478,988
Theravance, Inc.
2.13% due 01/15/231	1,626,000	1,406,490
Orexigen Therapeutics, Inc.
2.75% due 12/01/20	1,485,000	1,279,884
HeartWare International, Inc.
1.75% due 12/15/215	1,130,000	1,260,656
Synergy Pharmaceuticals, Inc.
7.50% due 11/01/195	285,000	824,184
Ligand Pharmaceuticals, Inc.
0.75% due 08/15/195	344,000	528,900
Total Consumer, Non-cyclical		74,517,732
Communications - 15.9%
Priceline Group, Inc.
1.00% due 03/15/181	4,873,000	6,837,428
0.90% due 09/15/211,5	2,602,000	2,533,698
0.35% due 06/15/20	734,000	861,533
Ctrip.com International Ltd.
1.25% due 10/15/181	6,538,000	7,408,371
Twitter, Inc.
1.00% due 09/15/211,5	8,173,000	7,115,618
Ciena Corp.
4.00% due 12/15/201	2,123,000	3,116,829
0.88% due 06/15/171	3,000,000	3,041,250
Clearwire Communications LLC / Clearwire Finance, Inc.
8.25% due 12/01/401,5	5,476,000	5,900,390

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.8% (continued)
Communications - 15.9% (continued)
Yahoo!, Inc.
0.00% due 12/01/181,6	$5,671,000	$5,787,964
Finisar Corp.
0.50% due 12/15/331	5,000,000	4,787,500
SINA Corp.
1.00% due 12/01/181	5,000,000	4,696,875
FireEye, Inc.
1.63% due 06/01/351,5	4,215,000	4,323,010
Qihoo 360 Technology Company Ltd.
0.50% due 08/15/201,5	2,600,000	2,354,625
1.75% due 08/15/211,5	1,062,000	936,551
Liberty Media Corp.
1.38% due 10/15/23	3,086,000	2,993,420
LinkedIn Corp.
0.50% due 11/01/191,5	2,243,000	2,264,039
WebMD Health Corp.
1.50% due 12/01/20	1,247,000	1,317,144
CalAmp Corp.
1.63% due 05/15/205	1,357,000	1,256,073
Yandex N.V.
1.13% due 12/15/181	1,293,000	1,097,434
Total Communications		68,629,752
Financial - 11.5%
Colony Capital, Inc.
3.88% due 01/15/211	8,703,000	8,822,666
Forest City Enterprises, Inc.
3.63% due 08/15/201	6,086,000	6,827,731
Radian Group, Inc.
2.25% due 03/01/191	2,677,000	4,678,058
Fidelity National Financial, Inc.
4.25% due 08/15/181	2,047,000	4,381,859
Air Lease Corp.
3.88% due 12/01/181	2,863,000	3,904,416
Starwood Property Trust, Inc.
4.00% due 01/15/191	3,637,000	3,891,590
PRA Group, Inc.
3.00% due 08/01/201	3,233,000	3,709,868
iStar Financial, Inc.
3.00% due 11/15/161	2,661,000	3,154,948
American Realty Capital Properties, Inc.
3.00% due 08/01/18	3,100,000	2,943,063
PennyMac Corp.
5.38% due 05/01/201	2,305,000	2,143,650
Encore Capital Group, Inc.
2.88% due 03/15/21	2,129,000	1,975,978
Starwood Waypoint Residential Trust
4.50% due 10/15/171,5	1,677,000	1,685,385
Host Hotels & Resorts, LP
2.50% due 10/15/291,5	623,000	951,243
Element Financial Corp.
4.25% due 06/30/205	550,000 CAD	469,272
Total Financial		49,539,727
Consumer, Cyclical - 5.4%
Jarden Corp.
1.13% due 03/15/341	3,355,000	4,166,490
1.50% due 06/15/191	1,597,000	2,354,577

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.8% (continued)
Consumer, Cyclical - 5.4% (continued)
Fiat Chrysler Automobiles N.V.
7.88% due 12/15/161	$37,100	$5,073,425
Iconix Brand Group, Inc.
2.50% due 06/01/16	3,543,000	3,511,999
Standard Pacific Corp.
1.25% due 08/01/321	1,961,000	2,399,773
LGI Homes, Inc.
4.25% due 11/15/195	2,033,000	2,302,373
Meritor, Inc.
7.88% due 03/01/261	1,097,000	1,801,137
Tesla Motors, Inc.
1.25% due 03/01/211	1,706,000	1,674,013
Total Consumer, Cyclical		23,283,787
Industrial - 5.1%
Cemex SAB de CV
3.72% due 03/15/201,5	7,252,000	7,470,169
Fluidigm Corp.
2.75% due 02/01/34	2,963,000	2,503,735
Vishay Intertechnology, Inc.
2.25% due 11/15/401	2,239,000	2,093,465
Echo Global Logistics, Inc.
2.50% due 05/01/20	1,760,000	1,874,400
RTI International Metals, Inc.
1.63% due 10/15/19	1,519,000	1,614,887
Greenbrier Companies, Inc.
3.50% due 04/01/18	968,000	1,222,100
General Cable Corp.
4.50% due 11/15/297	1,579,000	1,187,211
BW Group Ltd.
1.75% due 09/10/19	1,200,000	1,104,000
UTi Worldwide, Inc.
4.50% due 03/01/19	1,149,000	1,089,396
Atlas Air Worldwide Holdings, Inc.
2.25% due 06/01/22	1,134,000	1,070,213
SunPower Corp.
0.88% due 06/01/21	747,000	705,915
Total Industrial		21,935,491
Energy - 3.5%
SunEdison, Inc.
0.25% due 01/15/201,5	4,847,000	5,028,762
2.63% due 06/01/231,5	3,137,000	2,852,710
Whiting Petroleum Corp.
1.25% due 04/01/201,5	3,528,000	3,071,565
Newpark Resources, Inc.
4.00% due 10/01/171	1,825,000	1,898,000
CaixaBank S.A.
4.50% due 11/22/16	1,000,000 EUR	950,464
Helix Energy Solutions Group, Inc.
3.25% due 03/15/321	774,000	665,640
Chesapeake Energy Corp.
2.25% due 12/15/381	608,000	494,000
Total Energy		14,961,141
Utilities - 1.3%
CenterPoint Energy, Inc.
3.94% due 09/15/291,7	60,583	4,202,945

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.8% (continued)
Utilities - 1.3% (continued)
NRG Yield, Inc.
3.25% due 06/01/205	$1,663,000	$1,581,929
Total Utilities		5,784,874
Basic Materials - 1.3%
Royal Gold, Inc.
2.88% due 06/15/191	3,500,000	3,447,500
B2Gold Corp.
3.25% due 10/01/18	1,375,000	1,142,969
United States Steel Corp.
2.75% due 04/01/191	786,000	875,899
Total Basic Materials		5,466,368
Diversified - 0.9%
Horizon Pharma Investment Ltd.
2.50% due 03/15/221,5	2,651,000	3,819,097
Total Convertible Bonds
(Cost $340,432,117)		347,861,177
CORPORATE BONDS†† - 44.3%
Consumer, Non-cyclical - 7.4%
HCA, Inc.
6.50% due 02/15/201	2,600,000	2,913,625
5.00% due 03/15/241	2,200,000	2,296,250
5.88% due 03/15/221	1,650,000	1,812,938
Tenet Healthcare Corp.
6.00% due 10/01/201	4,000,000	4,360,000
Prospect Medical Holdings, Inc.
8.38% due 05/01/191,5	4,096,000	4,352,000
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	1,875,000	1,957,031
United Rentals North America, Inc.
5.75% due 11/15/241	1,650,000	1,621,125
Land O'Lakes Capital Trust I
7.45% due 03/15/281,5	1,500,000	1,612,500
Omnicare, Inc.
5.00% due 12/01/241	1,375,000	1,464,375
HealthSouth Corp.
5.13% due 03/15/231	1,375,000	1,380,156
R&R Ice Cream plc
5.50% due 05/15/201,5	850,000 GBP	1,369,667
Sotheby's
5.25% due 10/01/221,5	1,250,000	1,228,125
Valeant Pharmaceuticals International, Inc.
6.13% due 04/15/255	1,100,000	1,152,250
Quintiles Transnational Corp.
4.88% due 05/15/231,5	1,099,000	1,117,540
Ahern Rentals, Inc.
7.38% due 05/15/231,5	1,100,000	1,045,000
Cenveo Corp.
8.50% due 09/15/225	1,250,000	1,003,125
DPx Holdings BV
7.50% due 02/01/225	625,000	658,594
Live Nation Entertainment, Inc.
7.00% due 09/01/205	300,000	320,250

	Face
	Amount~	Value
CORPORATE BONDS†† - 44.3% (continued)
Consumer, Non-cyclical - 7.4% (continued)
Sterigenics-Nordion Holdings LLC
6.50% due 05/15/235	$275,000	$281,875
Concordia Healthcare Corp.
7.00% due 04/15/235	275,000	280,844
Total Consumer, Non-cyclical		32,227,270
Basic Materials - 6.8%
Celanese US Holdings LLC
5.88% due 06/15/211	5,569,000	5,930,984
4.63% due 11/15/221	1,375,000	1,357,813
Ashland, Inc.
4.75% due 08/15/221	5,776,000	5,848,200
Steel Dynamics, Inc.
5.13% due 10/01/211	3,800,000	3,809,500
Commercial Metals Co.
4.88% due 05/15/231	1,703,000	1,566,760
Sappi Papier Holding GmbH
6.63% due 04/15/211,5	1,200,000	1,251,000
Novacap International SAS
4.98% due 05/01/195,10	1,040,000 EUR	1,166,280
St. Barbara Ltd.
8.88% due 04/15/185	1,250,000	1,134,375
Compass Minerals International, Inc.
4.88% due 07/15/241,5	1,100,000	1,083,500
First Quantum Minerals Ltd.
7.00% due 02/15/211,5	1,379,000	1,058,383
Appvion, Inc.
9.00% due 06/01/205	1,875,000	1,040,625
TPC Group, Inc.
8.75% due 12/15/205	1,100,000	992,750
Verso Paper Holdings LLC / Verso Paper, Inc.
11.75% due 01/15/19	2,190,000	963,500
Novasep Holding SAS
8.00% due 12/15/165	958,000	946,025
A Schulman, Inc.
6.88% due 06/01/235	734,000	746,845
Hexion, Inc.
8.88% due 02/01/18	825,000	721,875
Total Basic Materials		29,618,415
Financial - 6.6%
Credit Agricole S.A.
7.88% due 01/29/491,3,5,10	5,475,000	5,697,536
Synovus Financial Corp.
7.88% due 02/15/191	3,154,000	3,564,020
5.13% due 06/15/171	1,000,000	1,033,000
Equinix, Inc.
5.75% due 01/01/251	1,925,000	1,944,250
4.88% due 04/01/201	1,800,000	1,854,000
Alliance Data Systems Corp.
6.38% due 04/01/201,5	2,750,000	2,870,313
Corrections Corporation of America
4.63% due 05/01/23	2,200,000	2,183,500
Credit Acceptance Corp.
7.38% due 03/15/231,5	1,650,000	1,703,625
CIT Group, Inc.
5.50% due 02/15/191,5	1,375,000	1,457,500

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† - 44.3% (continued)
Financial - 6.6% (continued)
Ally Financial, Inc.
5.13% due 09/30/241	$1,375,000	$1,395,625
E*TRADE Financial Corp.
4.63% due 09/15/231	1,375,000	1,371,563
Kennedy-Wilson, Inc.
5.88% due 04/01/241	1,375,000	1,366,406
DuPont Fabros Technology, LP
5.63% due 06/15/23	550,000	545,875
5.88% due 09/15/211	450,000	464,625
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/221,5	625,000	603,125
Greystar Real Estate Partners LLC
8.25% due 12/01/225	250,000	265,000
Total Financial		28,319,963
Consumer, Cyclical - 6.0%
MGM Resorts International
5.25% due 03/31/201	2,400,000	2,442,000
6.00% due 03/15/231	1,375,000	1,402,500
Brookfield Residential Properties, Inc.
6.50% due 12/15/201,5	3,000,000	3,044,999
6.38% due 05/15/255	550,000	537,625
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63% due 10/15/211	3,000,000	3,138,749
Dana Holding Corp.
5.50% due 12/15/241	1,925,000	1,905,750
Churchill Downs, Inc.
5.38% due 12/15/211	1,750,000	1,802,500
Allied Specialty Vehicles, Inc.
8.50% due 11/01/191,5	1,250,000	1,325,000
Carlson Wagonlit BV
6.88% due 06/15/191,5	1,250,000	1,318,750
Levi Strauss & Co.
5.00% due 05/01/251	1,287,000	1,248,390
Travelex Financing plc
8.00% due 08/01/185	725,000 GBP	1,182,320
Speedway Motorsports, Inc.
5.13% due 02/01/23	1,100,000	1,094,500
Scientific Games International, Inc.
10.00% due 12/01/221	1,100,000	1,073,875
First Cash Financial Services, Inc.
6.75% due 04/01/211	825,000	870,375
Global Partners Limited Partnership / GLP Finance Corp.
6.25% due 07/15/22	825,000	777,563
Fiat Chrysler Automobiles N.V.
5.25% due 04/15/235	750,000	758,438
Magnolia BC S.A.
9.00% due 08/01/205	625,000 EUR	742,321
Regal Entertainment Group
5.75% due 03/15/221	550,000	565,813
VistaJet Malta Finance plc / VistaJet Company Finance LLC
7.75% due 06/01/205	550,000	512,875

	Face
	Amount~	Value
CORPORATE BONDS†† - 44.3% (continued)
Consumer, Cyclical - 6.0% (continued)
Dollar Tree, Inc.
5.75% due 03/01/235	$275,000	$291,500
Total Consumer, Cyclical		26,035,843
Industrial - 5.7%
Sanmina Corp.
4.38% due 06/01/191,5	2,100,000	2,136,750
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75% due 10/15/201	1,925,000	1,997,188
Energizer Holdings, Inc.
5.50% due 06/15/251,5	1,925,000	1,886,500
MasTec, Inc.
4.88% due 03/15/231	2,050,000	1,798,875
Eletson Holdings
9.63% due 01/15/221,5	1,650,000	1,608,749
Navios Maritime Holdings Incorporated / Navios Maritime Finance II US Inc
7.38% due 01/15/221,5	1,250,000	1,070,313
8.13% due 02/15/19	625,000	496,094
Teekay Corp.
6.01% due 10/09/1510	12,000,000 NOK	1,481,759
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/211,5	1,457,000	1,440,608
Waterjet Holdings, Inc.
7.63% due 02/01/201,5	1,375,000	1,419,688
Ball Corp.
5.25% due 07/01/25	1,375,000	1,384,350
Cleaver-Brooks, Inc.
8.75% due 12/15/191,5	1,375,000	1,313,125
Casella Waste Systems, Inc.
7.75% due 02/15/19	1,175,000	1,200,862
Boise Cascade Co.
6.38% due 11/01/201	1,050,000	1,109,062
Masco Corp.
4.45% due 04/01/251	1,100,000	1,105,500
Dispensing Dynamics International
12.50% due 01/01/185	925,000	948,125
KLX, Inc.
5.88% due 12/01/225	825,000	833,250
Pfleiderer GmbH
7.88% due 08/01/195	625,000 EUR	723,332
Jurassic Holdings III, Inc.
6.88% due 02/15/215	550,000	387,750
Total Industrial		24,341,880
Communications - 4.3%
Sprint Corp.
7.88% due 09/15/231	1,826,000	1,755,242
Sprint Communications, Inc.
9.00% due 11/15/181,5	1,100,000	1,234,750
6.00% due 11/15/22	550,000	484,550

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† - 44.3% (continued)
Communications - 4.3% (continued)
Radio One, Inc.
7.38% due 04/15/221,5	$1,650,000	$1,619,062
EarthLink Holdings Corp.
7.38% due 06/01/201	1,350,000	1,410,749
Altice S.A.
7.75% due 05/15/221,5	1,311,000	1,324,110
Wind Acquisition Finance S.A.
4.00% due 07/15/201	1,100,000 EUR	1,244,200
ViaSat, Inc.
6.88% due 06/15/20	1,143,000	1,214,438
Townsquare Media, Inc.
6.50% due 04/01/231,5	1,155,000	1,153,556
West Corp.
5.38% due 07/15/225	1,100,000	1,049,125
CenturyLink, Inc.
5.63% due 04/01/255	1,100,000	1,009,250
Frontier Communications Corp.
7.63% due 04/15/24	1,100,000	1,006,500
Starz LLC / Starz Finance Corp.
5.00% due 09/15/191	937,000	955,740
Telesat Canada / Telesat LLC
6.00% due 05/15/171,5	650,000	662,594
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.63% due 02/15/245	550,000	563,063
GCI, Inc.
6.88% due 04/15/25	550,000	562,375
Level 3 Financing, Inc.
5.38% due 05/01/255	550,000	536,250
iHeartCommunications, Inc.
11.25% due 03/01/21	312,000	299,130
Hughes Satellite Systems Corp.
6.50% due 06/15/191	270,000	297,304
Total Communications		18,381,988
Energy - 3.9%
Continental Resources, Inc.
4.50% due 04/15/231	1,925,000	1,790,382
Alta Mesa Holdings Limited Partnership / Alta Mesa Finance Services Corp.
9.63% due 10/15/181	2,376,000	1,758,240
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/201	1,650,000	1,749,000
CONSOL Energy, Inc.
5.88% due 04/15/221	2,065,000	1,614,572
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.00% due 05/15/231	1,622,000	1,553,065
SESI LLC
6.38% due 05/01/191	1,500,000	1,530,000
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
5.88% due 03/01/221	1,375,000	1,458,259

	Face
	Amount~	Value
CORPORATE BONDS†† - 44.3% (continued)
Energy - 3.9% (continued)
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
6.50% due 04/15/211	$1,375,000	$1,359,325
Tesoro Corp.
5.38% due 10/01/221	1,250,000	1,275,000
Energy XXI Gulf Coast, Inc.
11.00% due 03/15/205	1,100,000	833,250
Linn Energy LLC / Linn Energy Finance Corp.
7.75% due 02/01/21	1,122,000	661,980
Range Resources Corp.
4.88% due 05/15/255	550,000	530,063
W&T Offshore, Inc.
8.50% due 06/15/191	625,000	382,813
Western Refining Logistics Limited Partnership / WNRL Finance Corp.
7.50% due 02/15/23	110,000	113,575
Total Energy		16,609,524
Technology - 3.6%
First Data Corp.
11.75% due 08/15/21	3,042,100	3,460,389
11.25% due 01/15/21	1,168,000	1,299,400
12.63% due 01/15/21	685,000	794,600
Nuance Communications, Inc.
5.38% due 08/15/201,5	2,615,000	2,667,300
NXP BV / NXP Funding LLC
5.75% due 02/15/211,5	2,000,000	2,093,740
Audatex North America, Inc.
6.00% due 06/15/211,5	1,800,000	1,845,000
NCR Corp.
5.00% due 07/15/22	1,100,000	1,095,875
ACI Worldwide, Inc.
6.38% due 08/15/201,5	1,000,000	1,056,250
Project Homestake Merger Corp.
8.88% due 03/01/235	1,100,000	1,036,750
Total Technology		15,349,304
Total Corporate Bonds
(Cost $195,912,672)		190,884,187
SENIOR FLOATING RATE INTERESTS††,10 – 0.8%
Consumer, Non-cyclical - 0.5%
Sprint Industrial Holdings LLC
11.25% due 11/14/19	1,650,000	1,361,249
Caraustar Industries, Inc.
7.50% due 05/01/19	886,550	888,397
Total Consumer, Non-cyclical		2,249,646

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 -0.8% (continued)
Basic Materials - 0.3%
Vertellus Specialties, Inc.
10.50% due 10/30/19	$1,368,125	$1,262,096
Total Senior Floating Rate Interests
(Cost $3,768,162)		3,511,742
Total Investments - 159.0%
(Cost $684,679,655)		$684,882,584

	Contracts
	(100 shares per contract)	Value
PUT OPTIONS WRITTEN† - 0.0%**
American Airlines Group, Inc. Expiring August 2015 with strike price of $40.00*	263	$(35,505)
Total Put Options Written
(Premiums received $35,494)		(35,505)
CALL OPTIONS WRITTEN† - 0.0%**
American Airlines Group, Inc. Expiring August 2015 with strike price of $44.50*	263	(5,260)
Total Call Options Written
(Premiums received $20,453)		(5,260)
Other Assets & Liabilities, net - (59.0)%		(254,118,243)
Total Net Assets - 100.0%		$430,723,576

*	Non-income producing security.
**	Less than 0.1%.
~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
†	Value determined based on Level 1 inputs – See Note 1.
††	Value determined based on Level 2 inputs – See Note 1.
1	All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of July 31, 2015, the total value was $438,805,587.
2	All or a portion of this security represents cover for outstanding written options. As of July 31, 2015, the total amount segregated was $1,579,940.
3	Perpetual maturity.
4	All or a portion of these securities are reserved and/or pledged with the custodian for forward exchange currency contracts. At July 31, 2015, the total amount segregated was $19,727,156.
5
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $172,496,127 (cost $173,835,561), or 40.0% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

6	Zero coupon rate security.
7	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
8	Security is an accreting bond until December 15, 2017, with a 4.00% principal accretion rate, and then accretes at a 2.00% principal accretion rate until maturity.
9	Security becomes an accreting bond after March 1, 2018, with a 2.00% principal accretion rate.
10	Variable rate security. Rate indicated is rate effective at July 31, 2015.

ADR	American Depositary Receipt
BV	Limited Liability Company
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
GmbH	Limited Liability
HKD	Hong Kong Dollar
NOK	Norwegian Krone
NV	Publicly Traded Company
plc	Public Limited Company
SA	Corporation
SAB de CV	Publicly Traded Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

For information on the Advent Claymore Convertible Securities and Income Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Note 1 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Fund.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward foreign currency exchange contracts are valued daily at current exchange rates. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of July 31, 2015.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities

Level 2 – quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 – significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward foreign currency exchange contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.

The Fund did not hold any Level 3 securities during the period ended July 31, 2015.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

There were no transfers between valuation levels during the period ended July 31, 2015.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of July 31, 2015:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Convertible Bonds	$-	$347,861,177	$-	$347,861,177
Corporate Bonds	-	190,884,187	-	190,884,187
Senior Floating Rate Interests	-	3,511,742	-	3,511,742
Convertible Preferred Stocks	64,170,893	-	-	64,170,893
Common Stocks	58,727,429	-	-	58,727,429
Short Term Investments	19,727,156	-	-	19,727,156
Forward Foreign Currency Exchange Contracts	-	375,311	-	375,311
Total Assets	$142,625,478	$542,632,417	$-	$685,257,895
Liabilities
Put Options Written	$35,505	$-	$-	$35,505
Call Options Written	5,260	-	-	5,260
Forward Foreign Currency Exchange Contracts	-	8,540	-	8,540
Unfunded Commitments	-	14,584	-	14,584
Total Liabilities	$40,765	$23,124	$-	$63,889

If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

Note 2 – Federal Income Taxes:
As of July 31, 2015, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$686,828,190	$28,843,933	$(30,789,539)	$(1,945,606)	$366,771

Note 3 – Forward Foreign Currency Exchange Contracts:
As of July 31, 2015, the following forward foreign currency exchange contracts were outstanding:

Contracts to Buy		Counterparty	Settlement Date	Settlement Value	Value at 7/31/15	Net Unrealized Appreciation
EUR	685,000
for USD	750,519	The Bank of New York Mellon	9/16/2015	$750,519	$757,307	$6,788
						$6,788

Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value at 7/31/15	Net Unrealized Appreciation (Depreciation)
CAD	550,000
for USD	446,171	The Bank of New York Mellon	9/16/2015	$446,171	$422,632	$23,539
EUR	2,496,000
for USD	2,816,973	The Bank of New York Mellon	9/16/2015	2,816,973	2,759,472	57,501
EUR	52,734
for USD	57,744	The Bank of New York Mellon	8/3/2015	57,744	58,264	(520)
EUR	1,892,000
for USD	2,135,302	The Bank of New York Mellon	9/16/2015	2,135,302	2,091,716	43,586
EUR	809,000
for USD	919,415	The Bank of New York Mellon	9/16/2015	919,415	894,396	25,019

EUR	4,459,000
for USD	4,986,767	The Bank of New York Mellon	9/16/2015	4,986,767	4,929,682	57,085
EUR	1,200,000
for USD	1,345,104	The Bank of New York Mellon	9/16/2015	1,345,104	1,326,669	18,435
EUR	3,260,000
for USD	3,639,627	The Bank of New York Mellon	9/16/2015	3,639,627	3,604,119	35,508
EUR	650,000
for USD	719,485	The Bank of New York Mellon	9/16/2015	719,485	718,613	872
EUR	526,000
for USD	573,503	The Bank of New York Mellon	9/16/2015	573,503	581,523	(8,020)
GBP	1,424,000
for USD	2,238,969	The Bank of New York Mellon	9/16/2015	2,238,969	2,221,404	17,565
GBP	212,000
for USD	333,141	The Bank of New York Mellon	9/16/2015	333,141	330,715	2,426
GBP	29,000
for USD	45,292	The Bank of New York Mellon	8/3/2015	45,292	45,254	38
GBP	1,103,000
for USD	1,734,258	The Bank of New York Mellon	9/16/2015	1,734,258	1,720,652	13,606
NOK	12,175,000
for USD	1,569,489	The Bank of New York Mellon	9/16/2015	1,569,489	1,496,146	73,343
						$359,983
Total unrealized appreciation for forward foreign currency exchange contracts						$366,771

Note 4 – Loan Commitments:
As of July 31, 2015, the Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Maturity Date	Face Amount	Value
FMG Resources August 2006 Pty. Ltd.	6/30/2019	$1,120,000	$920,616

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:   /s/ Tracy V. Maitland
         Tracy V. Maitland
         President and Chief Executive Officer

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Tracy V. Maitland
         Tracy V. Maitland
         President and Chief Executive Officer

Date: September 28, 2015

By:   /s/ Robert White
         Robert White
         Treasurer and Chief Financial Officer

Date: September 28, 2015